Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 segment
Segment Reporting [Line Items]
Reportable segment	1	1
Operating segment	1	1
Description of CODM	The Company’s Chief Operating Decision Maker (CODM), its Chief Executive Officer (CEO), reviews the consolidated results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has only one reportable segment.	The Company’s Chief Operating Decision Maker (CODM), its Chief Executive Officer (CEO), reviews the consolidated results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer